Short-term debt	3 Months Ended
Mar. 31, 2011
Short-term debt [Abstract]
Short-term debt
11	Short-term debt
Short-term borrowings outstanding on March 31, 2011 are from commercial banks for import financing denominated in US dollars with average annual interest rates of 1.99%.